Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 90,592	$ 34,863	$ 15,142
Marketable securities	113,007	20,848	77,986
Development receivables	163	375	815
Prepaid expenses and other current assets	2,187	6,172	4,948
Total current assets	205,949	62,258	98,891
Restricted cash	1,307	1,553	1,838
Property and equipment, net	0	3,220	4,549
Operating lease right-of-use assets	0	3,430	3,806
Other non-current assets	9	683	842
TOTAL ASSETS	207,265	71,144	109,926
CURRENT LIABILITIES
Accounts payable	1,678	677	3,319
CVR liability	7,510	0
Operating lease liabilities	0	625	436
Deferred revenue	0	517	2,359
Accrued and other current liabilities	15,861	12,837	14,030
Related party accounts payable	19,823	0
Total current liabilities	44,872	14,656	20,144
Non-current CVR liability	20,690	0
Non-current operating lease liabilities	0	4,004	4,608
Deferred revenue, net of current portion	0	2,179	1,217
Other non-current liabilities		0	16
TOTAL LIABILITIES	65,562	20,839	25,985
Commitments and Contingencies (Note 11)
STOCKHOLDERS' (DEFICIT) EQUITY
Preferred stock	0	0	0
Common stock	7	6	5
Additional paid-in capital	455,957	475,971	425,765
Accumulated other comprehensive income (loss)	(132)	(48)	(20)
Accumulated deficit	(701,234)	(425,624)	(341,809)
TOTAL STOCKHOLDERS' (DEFICIT) EQUITY	(245,402)	50,305	83,941
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' (DEFICIT) EQUITY	207,265	71,144	109,926
Series A Non Voting Convertible Preferred Stock
CURRENT LIABILITIES
Series A non-voting convertible preferred stock, $0.0001 par value; 1,086,341 and no shares authorized as of September 30, 2023 and December 31, 2022, respectively; 1,086,339 and no shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	$ 387,105	$ 0	$ 0